Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2024	Oct. 25, 2024	Oct. 10, 2024	Aug. 12, 2024	Nov. 30, 2024	Oct. 31, 2024	Aug. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Jan. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Feb. 28, 2025	Jan. 31, 2025	Nov. 30, 2024	Mar. 31, 2025	Feb. 28, 2025	Dec. 31, 2024	Apr. 30, 2025	Mar. 31, 2025	Jan. 31, 2025	May 31, 2025	Apr. 30, 2025	Feb. 28, 2025	Jun. 30, 2025	May 31, 2025	Mar. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Jul. 31, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025
Rockefeller California Municipal Bond ETF [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 10,044			$ 10,146			$ 9,989			$ 10,157			$ 10,002			$ 10,046			$ 10,175			$ 10,004			$ 9,884		$ 9,793	$ 9,812	$ 9,699
Rockefeller Global Equity ETF [Member]
Account Value [Line Items]
Accumulated Value	$ 9,856	$ 10,000			$ 10,124			$ 9,937			$ 10,494			$ 10,426			$ 10,161			$ 10,200			$ 10,752			$ 11,240			$ 11,405
Rockefeller U.S. Small-Mid Cap ETF [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 9,828			$ 10,780			$ 10,188			$ 10,552			$ 9,868			$ 9,432			$ 9,516			$ 10,104			$ 10,380		$ 10,276
Rockefeller New York Municipal Bond ETF [Member]
Account Value [Line Items]
Accumulated Value				10,000			10,052			10,140			10,081			10,241			10,094			10,121			10,230			10,046			9,931		9,856	9,898	9,802
Rockefeller Opportunistic Municipal Bond ETF [Member]
Account Value [Line Items]
Accumulated Value				10,000			10,148			10,366			10,225			10,433			10,285			10,343			10,479			10,293			10,110		10,049	10,161	10,036
Bloomberg California Exempt Index
Account Value [Line Items]
Accumulated Value				10,000			10,028			10,130			9,992			10,150			10,020			10,034			10,145			9,972			9,867		9,887	9,958	9,948
Bloomberg U.S. Municipal High Yield Bonds Index
Account Value [Line Items]
Accumulated Value				10,000			10,029			10,119			9,965			10,179			10,010			10,086			10,212			10,092			9,912		9,919	9,977	9,827
MSCI ACWI Index-Net Dividends
Account Value [Line Items]
Accumulated Value	$ 9,844	$ 10,000			$ 10,212			$ 9,970			$ 10,305			$ 10,243			$ 9,838			$ 9,930			$ 10,501			$ 10,972			$ 11,121
Bloomberg New York Exempt Index
Account Value [Line Items]
Accumulated Value				10,000			10,014			10,114			9,951			10,149			9,993			10,039			10,130			9,933			9,870		9,852	9,910	9,871
Bloomberg 60% Tax-Exempt High Yield / 40% Bloomberg LB Investment Grade Municipal Index
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 10,026			$ 10,120			$ 9,968			$ 10,166			$ 10,005			$ 10,071			$ 10,186			$ 10,045			$ 9,906		$ 9,912	$ 9,971	$ 9,873
Russell 2500 Index TR
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,020			$ 11,006			$ 10,177			$ 10,537			$ 10,043			$ 9,413			$ 9,219			$ 9,771			$ 10,221		$ 10,419